Loss per share (Tables)	12 Months Ended
Oct. 31, 2019
Earnings per share [abstract]
Disclosure of detailed information about basic and diluted loss per share [Table Text Block]
Numerator	2021	2020	2019
Loss attributable to common shareholders	$(1,012,978)	$(1,245,393)	$(2,832,864)
Loss used in computation of basic and diluted loss per share	$(1,012,978)	$(1,245,393)	$(2,832,864)

Denominator
Weighted average number of common shares for computation of basic and diluted loss per share	422,613,046	377,380,476	288,398,051